Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income/(loss)	$ (3,241,518)	$ 80,014	$ 259,803
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	334,155	362,587	324,302
Amortization and write-off of financing fees	21,040	24,033	42,995
Amortization income of deferred financing fees	0	(2,781)	(219)
Change in fair value of derivatives	(8,180)	(8,217)	(15,909)
Loss on sale of fixed assets	25,274	5,177	0
Allowance for doubtful receivables	0	114,613	0
Gain from repurchase of senior notes	(125,001)	(189,174)	0
Effect of exchange rate changes on cash	0	6,748	0
Impairment loss	3,776,338	414,986	0
Amortization of stock based compensation	1,227	3,676	3,576
Changes in operating assets and liabilities:
Trade accounts receivable	119,045	(188,330)	(55,469)
Other current and non-current assets	73,038	36,027	38,460
Due to/(from) related parties	7,231	(11,287)	11,287
Accounts payable and other current and non-current liabilities	(51,048)	19,837	(25,728)
Accrued liabilities	(31,478)	(56,502)	(40,131)
Deferred revenue	(136,994)	(18,395)	(73,150)
Net Cash Provided by Operating Activities	763,129	593,012	469,817
Cash Flows from Investing Activities:
Loan to former parent	0	0	(120,000)
Proceeds from arrangement fees	0	0	3,000
Advances for drilling units under construction and related costs	(242,990)	(89,867)	(292,984)
Drilling units, machinery, equipment and other improvements/ upgrades	(97,163)	(543,976)	(455,997)
Proceeds/(loss) from sale of fixed assets	(10,850)	300	0
(Increase)/decrease in restricted cash	(41,544)	(10,174)	50,997
Net Cash Used in Investing Activities	(392,547)	(643,717)	(814,984)
Cash Flows from Financing Activities:
Proceeds from short/long-term credit facilities, terms loans and senior notes	0	462,000	2,250,000
Principal payments and repayments of long-term debt and senior notes	(215,279)	(61,179)	(1,862,250)
Senior Notes repurchase	(121,455)	(273,673)	0
Net proceeds from common stock issuance	0	192,714	0
Repurchase of common stock	(49,911)	0	0
Dividends paid	0	(50,281)	(75,194)
Payments for issuance of subsidiaries shares	0	0	(466)
Payment of financing costs, net	0	(6,314)	(43,457)
Net Cash Provided by/Used in Financing Activities	(386,645)	263,267	268,633
Effect of exchange rate changes on cash	0	(6,748)	0
Net increase/(decrease) in cash and cash equivalents	(16,063)	205,814	(76,534)
Cash and cash equivalents at beginning of year	734,747	528,933	605,467
Cash and cash equivalents at end of year	718,684	734,747	528,933
Cash paid during the years for:
Interest, net of amount capitalized	254,207	256,056	212,014
Income taxes	70,983	60,687	60,374
Non cash financing and investing activities:
Issuance of non-vested shares	$ 0	$ 3	$ 1